Retail Class: LSDRX

loomis sayles intermediate

duration bond fund

(FORMERLY, LOOMIS SAYLES INTERMEDIATE DURATION FIXED INCOME FUND)

Summary Prospectus at May 28, 2010

Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks. You can find the Fund’s Prospectus and other information about the Fund online at http://www.loomissayles.com/Internet/Internet.nsf/ MF_FundReports_Prospectuses?OpenForm. You can also get this information at no cost by calling 800-633-3330 or by sending an e-mail request to FundInformation@loomissayles.com. The Fund’s Prospectus and Statement of Additional Information (“SAI”), each dated May 28, 2010 are incorporated by reference into this Summary Prospectus.

INVESTMENT OBJECTIVE

The Fund’s investment objective is above-average total return through a combination of current income and capital appreciation.

FUND FEES & EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)	Retail Class
Management fees	0.25%
Distribution and/or service (12b-1) fees	0.25%
Other expenses (Other expenses have been restated to reflect current expenses.)	0.51%
Total annual fund operating expenses	1.01%
Fee waiver and/or expense reimbursement[1]	0.36%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.65%

Example

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same, except that the examples are based on Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement for the first year illustrated in the example and on Total Annual Fund Operating Expenses for the remaining years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Retail Class	$66	$286	$523	$1,204

[1]

Loomis Sayles has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses, exclusive of expenses estimated to be indirectly borne by the Fund through investments in certain pooled investment vehicles, brokerage expenses, interest expense, taxes and organizational and extraordinary expenses, such as litigation and indemnification expenses, to 0.65% of the Fund’s average daily net assets. This undertaking is in effect through January 31, 2012. This undertaking may be terminated before then only with the consent of the Fund’s Board of Trustees. Loomis Sayles will be permitted to recover, on a class-by-class basis, expenses it has borne through this undertaking to the extent that the Fund’s expenses in later periods fall below the annual rates set forth in the undertaking. The Fund will not be obligated to pay any such reduced fees and expenses more than one year after the end of the fiscal year in which the fee and expense was reduced.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During its most recently ended fiscal year, the Fund’s portfolio turnover rate was 52% of the average value of its portfolio.

INVESTMENTS, RISKS AND PERFORMANCE

Principal Investment Strategies

Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings made for investment purposes) in fixed-income securities. It is anticipated that the Fund’s weighted average duration will generally be between two and five years.

The Fund will purchase only investment-grade fixed-income securities, which are those securities that are rated as such at the time of purchase by at least one of the three major ratings agencies (Moody’s Investors Service, Inc., Fitch Investor Services, Inc. or Standard & Poor’s Ratings Group) or, if unrated, are determined by Loomis, Sayles & Company, L.P. (“Loomis Sayles”) to be of comparable quality. The Fund may continue to hold up to 10% of its net assets in securities that are downgraded to a rating below investment-grade subsequent to their purchase if Loomis Sayles believes it is appropriate to do so.

In deciding which securities to buy and sell, Loomis Sayles may consider a number of factors related to the bond issue and the current bond market, for example, the stability and volatility of a country’s bond markets, the financial strength of the issuer, current interest rates, Loomis Sayles’ expectations regarding general trends in interest rates and currency considerations. Loomis Sayles will also consider how purchasing or selling a bond would impact the overall portfolio’s risk profile (for example, its sensitivity to currency risk, interest rate risk and sector-specific risk) and potential return (income and capital gains).

Three themes typically drive the Fund’s investment approach. First, Loomis Sayles generally seeks fixed-income securities of issuers whose credit profiles it believes are improving. Loomis Sayles’ credit research team provides deep fundamental and quantitative analysis as well as ratings on over 1,000 issuers worldwide. The broad coverage combined with the objective of identifying attractive investment opportunities makes this an important component of the investment approach. Second, the Fund makes significant use of non-market-related securities in an effort to diversify the portfolio away from prevalent systemic risks. These securities may not have a direct correlation with changes in interest rates, thus helping to manage interest rate risk and to offer diversified sources for return. Third, Loomis Sayles analyzes different sectors of the economy and differences in the yields (“spreads”) of various fixed-income securities (U.S. governments, investment-grade corporates, securitized assets, high-yield corporates, emerging markets, non-U.S. sovereigns and credits, convertibles, bank loans and municipals) in an effort to find securities that it believes may produce attractive returns for the Fund in comparison to their risk.

The Fund may invest any portion of its assets in U.S. dollar-denominated securities of Canadian issuers and up to 20% of its assets in other U.S. dollar-denominated foreign securities, including emerging market securities. The Fund may invest without limit in obligations of supranational entities (e.g., the World Bank). The Fund may also invest in mortgage-related securities, including mortgage dollar rolls. The Fund may also engage in futures transactions, swaps (including credit default swaps) and other derivative transactions.

The fixed-income securities in which the Fund may invest include, among other things, corporate bond and other debt securities (including junior and senior bonds), U.S. Government securities, zero-coupon securities, mortgage-backed securities and other asset-backed securities, real estate investment trusts (“REITs”), Rule 144A securities and convertible securities.

Principal Risks

The principal risks of investing in the Fund are summarized below. The Fund does not represent a complete investment program. You may lose money by investing in the Fund.

Credit Risk is the risk that companies in which the Fund invests, or with which it does business, will fail financially or otherwise be unwilling or unable to meet their obligations to the Fund.

Currency Risk is the risk that the value of the Fund’s investments will fall as a result of changes in exchange rates.

Derivatives Risk is the risk that the value of the Fund’s derivative investments will fall, for example, because of changes in the value of the underlying reference instruments, pricing difficulties or lack of correlation with the underlying investments. Investing in derivatives gives rise to other risks, such as leveraging risk, liquidity risk, credit risk, counterparty risk, interest-rate risk and market risk.

Emerging Markets Risk is the risk that the Fund’s investments may face greater foreign securities risk. Investing in companies traded in emerging securities markets, which may be smaller and have shorter operating histories than companies in developed markets, involves risks in addition to, and greater than, those generally associated with investing in developed foreign markets. The extent of economic development, political stability, market depth, infrastructure, capitalization and regulatory oversight in emerging market economies is generally less than in more developed markets.

Extension Risk is the risk that an unexpected rise in interest rates will extend the life of a mortgage- or asset-backed security beyond the expected prepayment time, typically reducing the security’s value.

Foreign Securities Risk is the risk that the value of the Fund’s foreign investments will fall as a result of foreign political, social, economic or currency changes or other issues relating to foreign investing generally.

Interest Rate Risk is the risk that the value of the Fund’s investments will fall if interest rates rise. Interest rate risk generally is greater for funds that invest in fixed-income securities with relatively longer durations than for funds that invest in fixed-income securities with shorter durations.

Issuer Risk is the risk that the value of securities may decline due to a number of reasons relating to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.

Liquidity Risk is the risk that the Fund may be unable to find a buyer for its investments when it seeks to sell them or to receive the price it expects. Liquidity issues may also make it difficult to value the Fund’s investments.

Management Risk is the risk that Loomis Sayles’ investment techniques will be unsuccessful and cause the Fund to incur losses.

Market Risk is the risk that the market value of a security may move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer’s financial condition, as well as overall market and economic conditions.

Mortgage-Related and Asset-Backed Securities Risk is the risk that the securities may be prepaid and result in the reinvestment of the prepaid amounts in securities with lower yields than the prepaid obligations. Conversely, there is a risk that an unexpected rise in interest rates will extend the life of a mortgage-related or asset-backed security beyond the expected prepayment time, typically reducing the security’s value. The Fund may also incur a loss when there is a prepayment of securities that were purchased at a premium. It also includes risks associated with investing in the mortgages underlying the mortgage-backed securities. The market for mortgage-backed securities (and other asset-backed securities) has experienced high volatility and a lack of liquidity. As a result, the value of many of these securities has significantly declined. The Fund’s investments in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.

REITs Risk is the risk that the value of the Fund’s investments in REITs will fall as a result of changes in underlying real estate values, rising interest rates, limited diversification of holdings, higher costs and prepayment risk associated with related mortgages, as well as other risks particular to investments in real estate.

Risk/Return Bar Chart and Table

The bar chart and table shown below give an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the one-year, five-year, ten-year and life-of-fund periods compare to those of a broad measure of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available online at www.loomissayles.com and/or by calling the Fund toll-free at 800-633-3330.

Total returns shown are those of the Fund’s Institutional Class shares, restated to reflect the higher net expenses of Retail Class shares.

The Fund’s Retail Class shares total return year to date as of March 31, 2010 was 2.55%.

The Fund’s best quarter was up 7.47% (second quarter 2009), and the Fund’s worst quarter was down 3.12% (third quarter 2008).

Average Annual Total Returns for the periods ended December 31, 2009

	One Year	Five Years	Ten Years	Life-of-Fund (1/28/98)
Return Before Taxes	18.82%	5.07%	5.78%	5.32%
Return After Taxes on Distributions	16.92%	3.30%	3.77%	3.24%
Return After Taxes on Distributions and Sale of Fund Shares	12.14%	3.26%	3.72%	3.25%
Barclays Capital U.S. Intermediate Government/Credit Bond Index	5.24%	4.66%	5.93%	5.58%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans, or individual retirement accounts.

MANAGEMENT

Investment Adviser

Loomis, Sayles & Company, L.P.

Portfolio Managers

Neil A. Burke, Vice President of Loomis Sayles, has served as co-portfolio manager of the Fund since December 2005.

Richard Raczkowski, Vice President of Loomis Sayles, has served as co-portfolio manager of the Fund since December 2005.

Clifton V. Rowe, CFA, Vice President of Loomis Sayles, has served as portfolio manager of the Fund since December 2005.

PURCHASE AND SALE OF FUND SHARES

The following chart shows the investment minimum for the Fund:

	Minimum Initial Investment	Minimum Subsequent Investment
Retail Class	$2,500	$50

The Fund’s shares are redeemable on any business day through your financial adviser, through your broker-dealer, directly from the Fund, by writing to the Funds at Loomis Sayles Funds, P.O. Box 219594, Kansas City, MO 64121-9594, by exchange, by wire, by internet at www.loomissayles.com, through the Automated Clearing House system, by telephone at 800-633-3330 or by the Systematic Withdrawal Plan.

TAX INFORMATION

Fund distributions are generally taxable to you as ordinary income or capital gain, except for retirement plans and other investors that qualify for tax-exempt treatment under U.S. federal income tax law generally.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of the Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

M-LSRUID77-0510

Institutional Class: LSDIX

loomis sayles intermediate

duration bond fund

(FORMERLY, LOOMIS SAYLES INTERMEDIATE DURATION FIXED INCOME FUND)

Summary Prospectus at February 1, 2010, as revised May 28, 2010

Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks. You can find the Fund’s Prospectus and other information about the Fund online at http://www.loomissayles.com/Internet/Internet.nsf/MF_FundReports_Prospectuses?OpenForm. You can also get this information at no cost by calling 800-633-3330 or by sending an e-mail request to FundInformation@loomissayles.com. The Fund’s Prospectus and Statement of Additional Information (“SAI”), each dated February 1, 2010 are incorporated by reference into this Summary Prospectus.

INVESTMENT OBJECTIVE

The Fund’s investment objective is above-average total return through a combination of current income and capital appreciation.

FUND FEES & EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The Fund does not impose a sales charge, a redemption fee or an exchange fee.*

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)	Institutional Class
Management fees	0.25%
Distribution and/or service (12b-1) fees	0.00%
Other expenses	0.43%
Total annual fund operating expenses	0.68%
Fee reduction and/or expense reimbursement[1]	0.28%
Total annual fund operating expenses after fee reduction and/or expense reimbursement	0.40%

Example

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same, except that the examples are based on Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement for the first year illustrated in the example and on Total Annual Fund Operating Expenses for the remaining years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Institutional Class[2]	$41	$189	$351	$820

* Transaction fees may be charged for expedited payments. See the section “How to Redeem Shares” in the Statutory Prospectus.

1 Loomis Sayles has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses, exclusive of expenses estimated to be indirectly borne by the Fund through investments in certain pooled investment vehicles, brokerage expenses, interest expense, taxes and organizational and extraordinary expenses, such as litigation and indemnification expenses, to 0.40% of the Fund’s average daily net assets. This undertaking is in effect through January 31, 2011, and is reevaluated on an annual basis. This undertaking may be terminated before then only with the consent of the Fund’s Board of Trustees. Without this undertaking expenses would have been higher. Loomis Sayles will be permitted to recover, on a class-by-class basis, expenses it has borne through this undertaking to the extent that the Fund’s expenses in later periods fall below the annual rates set forth in the undertaking. The Fund will not be obligated to pay any such deferred fees and expenses more than one year after the end of the fiscal year in which the fee and expense was deferred.

2 The example is based on the Total Annual Fund Operating Expenses After Fee Reduction and/or Expense Reimbursement for the 1-year period and on the Total Annual Fund Operating Expenses for the remaining periods.

1

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During its most recently ended fiscal year, the Fund’s portfolio turnover rate was 52% of the average value of its portfolio.

INVESTMENTS, RISKS AND PERFORMANCE

Principal Investment Strategies

Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings made for investment purposes) in fixed-income securities. It is anticipated that the Fund’s weighted average duration will generally be between two and five years.

The Fund will purchase only investment-grade fixed-income securities, which are those securities that are rated as such at the time of purchase by at least one of the three major ratings agencies (Moody’s Investors Service, Inc., Fitch Investor Services, Inc. or Standard & Poor’s Ratings Group) or, if unrated, are determined by Loomis, Sayles & Company, L.P. (“Loomis Sayles”) to be of comparable quality. The Fund may continue to hold up to 10% of its net assets in securities that are downgraded to a rating below investment-grade subsequent to their purchase if Loomis Sayles believes it is appropriate to do so.

In deciding which securities to buy and sell, Loomis Sayles may consider a number of factors related to the bond issue and the current bond market, for example, the stability and volatility of a country’s bond markets, the financial strength of the issuer, current interest rates, Loomis Sayles’ expectations regarding general trends in interest rates and currency considerations. Loomis Sayles will also consider how purchasing or selling a bond would impact the overall portfolio’s risk profile (for example, its sensitivity to currency risk, interest rate risk and sector-specific risk) and potential return (income and capital gains).

Three themes typically drive the Fund’s investment approach. First, Loomis Sayles generally seeks fixed-income securities of issuers whose credit profiles it believes are improving. Loomis Sayles’ credit research team provides deep fundamental and quantitative analysis as well as ratings on over 1,000 issuers worldwide. The broad coverage combined with the objective of identifying attractive investment opportunities makes this an important component of the investment approach. Second, the Fund makes significant use of non-market-related securities in an effort to diversify the portfolio away from prevalent systemic risks. These securities may not have a direct correlation with changes in interest rates, thus helping to manage interest rate risk and to offer diversified sources for return. Third, Loomis Sayles analyzes different sectors of the economy and differences in the yields (“spreads”) of various fixed-income securities (U.S. governments, investment-grade corporates, securitized assets, high-yield corporates, emerging markets, non-U.S. sovereigns and credits, convertibles, bank loans and municipals) in an effort to find securities that it believes may produce attractive returns for the Fund in comparison to their risk.

The Fund may invest any portion of its assets in U.S. dollar-denominated securities of Canadian issuers and up to 20% of its assets in other U.S. dollar-denominated foreign securities, including emerging market securities. The Fund may invest without limit in obligations of supranational entities (e.g., the World Bank). The Fund may also invest in mortgage-related securities, including mortgage dollar rolls. The Fund may also engage in futures transactions, swaps (including credit default swaps) and other derivative transactions.

The fixed-income securities in which the Fund may invest include, among other things, corporate bond and other debt securities (including junior and senior bonds), U.S. Government securities, zero-coupon securities, mortgage-backed securities and other asset-backed securities, real estate investment trusts (“REITs”), Rule 144A securities and convertible securities.

Principal Risks

The principal risks of investing in the Fund are summarized below. The Fund does not represent a complete investment program. You may lose money by investing in the Fund.

Credit Risk is the risk that companies in which the Fund invests, or with which it does business, will fail financially or otherwise be unwilling or unable to meet their obligations to the Fund.

Currency Risk is the risk that the value of the Fund’s investments will fall as a result of changes in exchange rates.

2

Derivatives Risk is the risk that the value of the Fund’s derivative investments will fall, for example, because of changes in the value of the underlying reference instruments, pricing difficulties or lack of correlation with the underlying investments. Investing in derivatives gives rise to other risks, such as leveraging risk, liquidity risk, credit risk, counterparty risk, interest-rate risk and market risk.

Emerging Markets Risk is the risk that the Fund’s investments may face greater foreign securities risk. Investing in companies traded in emerging securities markets, which may be smaller and have shorter operating histories than companies in developed markets, involves risks in addition to, and greater than, those generally associated with investing in developed foreign markets. The extent of economic development, political stability, market depth, infrastructure, capitalization and regulatory oversight in emerging market economies is generally less than in more developed markets.

Extension Risk is the risk that an unexpected rise in interest rates will extend the life of a mortgage- or asset-backed security beyond the expected prepayment time, typically reducing the security’s value.

Foreign Securities Risk is the risk that the value of the Fund’s foreign investments will fall as a result of foreign political, social, economic or currency changes or other issues relating to foreign investing generally.

Interest Rate Risk is the risk that the value of the Fund’s investments will fall if interest rates rise. Interest rate risk generally is greater for funds that invest in fixed-income securities with relatively longer durations than for funds that invest in fixed-income securities with shorter durations.

Issuer Risk is the risk that the value of securities may decline due to a number of reasons relating to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.

Liquidity Risk is the risk that the Fund may be unable to find a buyer for its investments when it seeks to sell them or to receive the price it expects. Liquidity issues may also make it difficult to value the Fund’s investments.

Management Risk is the risk that Loomis Sayles’ investment techniques will be unsuccessful and cause the Fund to incur losses.

Market Risk is the risk that the market value of a security may move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer’s financial condition, as well as overall market and economic conditions.

Mortgage-Related and Asset-Backed Securities Risk is the risk that the securities may be prepaid and result in the reinvestment of the prepaid amounts in securities with lower yields than the prepaid obligations. Conversely, there is a risk that an unexpected rise in interest rates will extend the life of a mortgage-related or asset-backed security beyond the expected prepayment time, typically reducing the security’s value. The Fund may also incur a loss when there is a prepayment of securities that were purchased at a premium. It also includes risks associated with investing in the mortgages underlying the mortgage-backed securities. The market for mortgage-backed securities (and other asset-backed securities) has experienced high volatility and a lack of liquidity. As a result, the value of many of these securities has significantly declined. The Fund’s investments in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.

REITs Risk is the risk that the value of the Fund’s investments in REITs will fall as a result of changes in underlying real estate values, rising interest rates, limited diversification of holdings, higher costs and prepayment risk associated with related mortgages, as well as other risks particular to investments in real estate.

3

Risk/Return Bar Chart and Table

The bar chart and table shown below give an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the one-year, five-year, ten-year and life-of-fund periods compare to those of a broad measure of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available online at www.loomissayles.com and/or by calling the Fund toll-free at 800-633-3330.

Total Returns for Institutional Class Shares

The Fund’s Institutional Class shares total return year to date as of March 31, 2010 was 2.65% .

The Fund’s best quarter was up 7.49% (second quarter 2009) and the Fund’s worst quarter was down 2.93% (third quarter 2008).

The following table shows how the average annual total returns of the Fund compare to those of the Barclays Capital U.S. Intermediate Government/Credit Bond Index, an unmanaged index that includes securities which have a remaining maturity of one to ten years, including Treasuries and agencies, as well as other publicly issued investment-grade corporate and non-corporate debentures that meet specified maturity, liquidity and quality requirements.

Average Annual Total Returns for the periods ended December 31, 2009

	One Year	Five Years	Ten Years	Life-of-Fund (1/28/98)
Return Before Taxes	19.12%	5.37%	6.13%	5.68%
Return After Taxes on Distributions	17.21%	3.57%	4.08%	3.55%
Return After Taxes on Distributions and Sale of Fund Shares	12.33%	3.50%	3.99%	3.53%
Barclays Capital U.S. Intermediate Government/Credit Bond Index[1]	5.24%	4.66%	5.93%	5.58%

1 The returns of the index do not reflect a deduction for fees, expenses or taxes. Life-of-fund data for the index covers the period from the month-end closest to the Fund’s inception date through December 31, 2009.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans, or individual retirement accounts. In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any loss on a sale of Fund shares at the end of the measurement period.

MANAGEMENT

Investment Adviser

Loomis, Sayles & Company, L.P.

Portfolio Managers

Neil A. Burke, Vice President of Loomis Sayles, has served as co-portfolio manager of the Fund since December 2005.

Richard Raczkowski, Vice President of Loomis Sayles, has served as co-portfolio manager of the Fund since December 2005.

Clifton V. Rowe, CFA, Vice President of Loomis Sayles, has served as portfolio manager of the Fund since December 2005.

4

PURCHASE AND SALE OF FUND SHARES

The following chart shows the investment minimum for the Fund:

	Minimum Initial Investment	Minimum Subsequent Investment
Institutional Class	$100,000	$50,000

The Fund’s shares are redeemable on any business day through your financial adviser, through your broker-dealer, directly from the Fund, by writing to the Funds at Loomis Sayles Funds, P.O. Box 219594, Kansas City, MO 64121-9594, by exchange, by wire, by internet at www.loomissayles.com, through the Automated Clearing House system, by telephone at 800-633-3330 or by the Systematic Withdrawal Plan.

TAX INFORMATION

Fund distributions are generally taxable to you as ordinary income or capital gain, except for retirement plans and other investors that qualify for tax-exempt treatment under U.S. federal income tax law generally.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of the Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

M-LSUID77-0510

5